Expenses from Continuing Operations - Schedule of Finance Expenses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance expenses
GEM payable	$ (578,611)
GEM payable – Interest	763,730
Interest expense – leased assets	(1,549)	(6,144)
Interest expenses – loan with related party	(2,295)
Bank fees and other finance expenses	(23,636)	(6,536)
Total finance expenses	$ 157,639	$ (12,680)